Convertible Promissory Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Proceeds from convertible notes			$ 210,000
Convertible Debt [Member]
Short-term Debt [Line Items]
Proceeds from convertible notes	$ 210,000
Promissory Notes interest rates	0.00%
Purchase warrant	20,946
Warrant exercise price per share	$ 0.50
Amount of debt discount	$ 137